Intangible Assets	6 Months Ended
Mar. 31, 2026
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

Note 10 — Intangible Assets

As noted in Notes 9, on December 15, 2025 and January 5, 2026, the Company acquired intellectual property from the acquisition of Solar Drone and QuantumSpeed, respectively. Solar Drone is a drone-based industrial technology platform providing automated cleaning and inspection solutions for utility-scale solar installations and high-voltage electrical infrastructure. The core asset is a proprietary, field-proven drone system that replaces manual, ground-based, and helicopter-based maintenance with autonomous drone operations, improving energy output, safety, and operational reliability while reducing costs and downtime.

QuantumSpeed is currently in a proof-of-concept and system architecture phase, where core mathematical, algorithmic, and architectural principles have been defined and validated at a prototype level.

At acquisition dates, the fair value of Solar Drone intellectual property was $14,029,591 and the fair value of QuantumSpeed intellectual property was $105,700,000.

	Estimated Useful Life (years)	March 31, 2026	September 30, 2025
Intellectual property	5	$119,729,591	$—
Accumulated amortization		(5,813,804)	—
Net book value		$113,915,787	$—

Amortization of the intangible asset during the three and six months ended March 31, 2026 was $5,696,891 and $5,813,804, respectively, and there were no amortization during the three and six months ended March 31, 2025.

The future amortization of the intangible asset is as follows:

Fiscal Year	Amount
Remainder of 2026	$11,972,959
2027	23,945,918
2028	23,945,918
2029	23,945,918
2030	23,945,918
Thereafter	6,159,156
Total unamortized intangible assets	$113,915,787